Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Intangible Assets

	Market and customer- related £m	Content, software and other £m	Total acquired intangible assets £m	Internally developed intangible assets £m	Total £m
Cost
At 1 January 2016	3,158	3,133	6,291	2,053	8,344
Acquisitions	103	86	189	–	189
Additions	–	–	–	280	280
Disposals/reclassified as held for sale	–	–	–	(100)	(100)
Exchange translation differences	611	460	1,071	317	1,388
At 1 January 2017	3,872	3,679	7,551	2,550	10,101
Acquisitions	32	24	56	–	56
Additions	–	–	–	304	304
Disposals/reclassified as held for sale	(26)	(76)	(102)	(42)	(144)
Transfers	(50)	27	(23)	–	(23)
Exchange translation differences	(309)	(162)	(471)	(121)	(592)
At 31 December 2017	3,519	3,492	7,011	2,691	9,702

Accumulated amortisation
At 1 January 2016	1,402	2,611	4,013	1,175	5,188
Charge for the year	204	138	342	189	531
Disposals/reclassified as held for sale	–	–	–	(96)	(96)
Exchange translation differences	287	390	677	197	874
At 1 January 2017	1,893	3,139	5,032	1,465	6,497
Charge for the year	188	125	313	203	516
Disposals/reclassified as held for sale	(16)	(72)	(88)	(43)	(131)
Exchange translation differences	(158)	(146)	(304)	(70)	(374)
At 31 December 2017	1,907	3,046	4,953	1,555	6,508

Net book amount
At 31 December 2016	1,979	540	2,519	1,085	3,604
At 31 December 2017	1,612	446	2,058	1,136	3,194